Acquisitions - Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 02, 2021	Mar. 31, 2023	Dec. 31, 2022
Definite Lived Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, Useful life		13 years 1 month 6 days	13 years 3 months 18 days
Technology Related Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, Useful life		4 years 2 months 12 days	4 years 6 months
Foley Trasimene Acquisition Corp | Definite Lived Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, Fair value	$ 400
Identifiable intangible assets, Useful life	15 years
Foley Trasimene Acquisition Corp | Technology Related Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, Fair value	$ 222
Identifiable intangible assets, Useful life	6 years
Foley Trasimene Acquisition Corp | Customer Related and Contract Based Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, Fair value	$ 3,456
Identifiable intangible assets, Useful life	15 years